RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Text Block]
9.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2017, December 31, 2016 and December 31, 2015, the Company entered into the following transactions with related parties:

	December 31,	December 31,	December 31,
	2017	2016	2015

Consulting fees paid or accrued to officers or their companies	$610,821	$539,706	$495,683
Directors’ fees	2,310	2,267	4,692

Stock option grants to officers and directors	610,000	400,000	250,000
Stock option grant price range	$0.24	$0.31	$0.15

Of the total consulting fees noted above, $318,456 (December 31, 2016 - $256,319, December 31, 2015 - $201,097) was incurred by the Company to a private company of which a related party is a 50% shareholder and director. The related party was entitled to receive $159,228 (December 31, 2016 - $127,348, December 31, 2015 - $100,548) of this amount. As at December 31, 2017, $47,924 (December 31, 2016, $47,792, December 31, 2015 - $51,096) remains payable to this related company and $5,000 (December 31, 2016 - $5,000, December 31, 2015 - $10,000) remains payable to the related party for expenses earned for work on behalf of the Company.

As at December 31, 2017, $nil (December 31, 2016 - $nil, December 31, 2015 - $97,493) was due from Buccaneer for services performed by the Company during the years. These balances were forgiven when Buccaneer announced they were not pursuing their interest in the Concessions. The Company had fully provided against this balance in 2015.

During 2017 the Company granted 610,000 options to insiders at a price of $0.24 (CAD$0.30) . A total of $75,502 was included in consulting fees related to these options.

In 2016, a total of 400,000 stock options were issued to an officer of the Company at a strike price of $0.31 per share. A total of $89,643 was included in consulting fees related to these options. In 2015, a total of 250,000 stock options were issued to directors of the Company at a strike price of $0.15 per share. A total of $18,175 was included in consulting fees related to these options.

A total of 1,231,000 stock options previously granted to related parties were amended in 2015 by re-pricing these options to CAD$0.15 per share and a total of 424,000 stock options previously granted to related parties were amended in 2015 by repricing these options to CAD$0.225 per share. A total of $106,283 was included in consulting fees related to these options.